Accounts Receivable, Net (Details) - Schedule of movement allowance for doubtful accounts - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of movement allowance for doubtful accounts [Abstract]
Beginning balance	$ 601,975	$ 470,648
Provisions	1,079,371	137,435
Effects of foreign exchange rate	40,494	(6,108)
Ending balance	$ 1,721,840	$ 601,975